Financial instruments by category - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	$ 1,435	$ 6,286
Derivative financial liabilities	(1,423)	(283)
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	1,257	6,286
Derivative financial liabilities	(1,423)	(254)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	178	0
Derivative financial liabilities	$ 0	$ (29)